CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Infront Holdings AG [Member]
Statement [line Items]
Dividend declared	€ 145,612